Tax - Schedule of Movements in Deferred Tax Liabilities and Assets (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Deferred tax assets, at 1 January	[1]	£ 6,422	£ 3,773
Deferred tax assets, at 31 December		5,185	6,422	[1]
Deferred tax liabilities
Deferred tax liabilities, at 1 January	[1]	(209)	(8)
Deferred tax liabilities, at 31 December		(157)	(209)	[1]
As previously reported £m
Deferred tax assets
Deferred tax assets, at 1 January		5,228
Deferred tax assets, at 31 December			5,228
Deferred tax liabilities
Deferred tax liabilities, at 1 January		(216)
Deferred tax liabilities, at 31 December			(216)
Other temporary differences £m
Deferred tax liabilities
Exchange and other adjustments		9
Prior to offsetting of balances within same taxing jurisdiction
Deferred tax assets
Deferred tax assets, at 1 January		8,741	7,095
Credit (charge) to the income statement		(714)	(134)
Credit (charge) to other comprehensive income		(630)	1,773
Acquisitions			4
Other credit to equity		12	3
Deferred tax assets, at 31 December		7,409	8,741
Deferred tax liabilities
Deferred tax liabilities, at 1 January		(2,528)	(3,330)
Credit (charge) to the income statement		77	479
Credit to other comprehensive income		119	339
Acquisitions		(58)	(6)
Exchange and other adjustments		9	(10)
Deferred tax liabilities, at 31 December		(2,381)	(2,528)
Prior to offsetting of balances within same taxing jurisdiction | As previously reported £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			(4,016)
Prior to offsetting of balances within same taxing jurisdiction | Impact of IFRS 17 £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			686
Prior to offsetting of balances within same taxing jurisdiction | Tax losses £m
Deferred tax assets
Deferred tax assets, at 1 January		5,066	5,023
Credit (charge) to the income statement		(283)	39
Credit (charge) to other comprehensive income		0	0
Acquisitions			4
Other credit to equity		0	0
Deferred tax assets, at 31 December		4,783	5,066
Prior to offsetting of balances within same taxing jurisdiction | Property, plant and equipment £m
Deferred tax assets
Deferred tax assets, at 1 January		506	744
Credit (charge) to the income statement		(258)	(238)
Credit (charge) to other comprehensive income		0	0
Acquisitions			0
Other credit to equity		0	0
Deferred tax assets, at 31 December		248	506
Prior to offsetting of balances within same taxing jurisdiction | Provisions £m
Deferred tax assets
Deferred tax assets, at 1 January		260	302
Credit (charge) to the income statement		(39)	113
Credit (charge) to other comprehensive income		0	(155)
Acquisitions			0
Other credit to equity		0	0
Deferred tax assets, at 31 December		221	260
Prior to offsetting of balances within same taxing jurisdiction | Long-term assurance business
Deferred tax assets
Deferred tax assets, at 1 January		114	0
Credit (charge) to the income statement		119	114
Credit (charge) to other comprehensive income		0	0
Acquisitions			0
Other credit to equity		0	0
Deferred tax assets, at 31 December		233	114
Deferred tax liabilities
Deferred tax liabilities, at 1 January		0	(507)
Credit (charge) to the income statement		0	507
Credit to other comprehensive income		0	0
Acquisitions		0	0
Exchange and other adjustments		0	0
Deferred tax liabilities, at 31 December		0	0
Prior to offsetting of balances within same taxing jurisdiction | Long-term assurance business | As previously reported £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			(1,162)
Prior to offsetting of balances within same taxing jurisdiction | Long-term assurance business | Impact of IFRS 17 £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			655
Prior to offsetting of balances within same taxing jurisdiction | Share- based payments £m
Deferred tax assets
Deferred tax assets, at 1 January		36	38
Credit (charge) to the income statement		10	(5)
Credit (charge) to other comprehensive income		0	0
Acquisitions			0
Other credit to equity		12	3
Deferred tax assets, at 31 December		58	36
Prior to offsetting of balances within same taxing jurisdiction | Pension liabilities £m
Deferred tax assets
Deferred tax assets, at 1 January		47	69
Credit (charge) to the income statement		0	(22)
Credit (charge) to other comprehensive income		0	0
Acquisitions			0
Other credit to equity		0	0
Deferred tax assets, at 31 December		47	47
Prior to offsetting of balances within same taxing jurisdiction | Derivatives £m
Deferred tax assets
Deferred tax assets, at 1 January		2,423	700
Credit (charge) to the income statement		(84)	(205)
Credit (charge) to other comprehensive income		(672)	1,928
Acquisitions			0
Other credit to equity		0	0
Deferred tax assets, at 31 December		1,667	2,423
Deferred tax liabilities
Deferred tax liabilities, at 1 January		(541)	(509)
Credit (charge) to the income statement		(167)	(32)
Credit to other comprehensive income		0	0
Acquisitions		0	0
Exchange and other adjustments		0	0
Deferred tax liabilities, at 31 December		(708)	(541)
Prior to offsetting of balances within same taxing jurisdiction | Derivatives £m | As previously reported £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			(509)
Prior to offsetting of balances within same taxing jurisdiction | Derivatives £m | Impact of IFRS 17 £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			0
Prior to offsetting of balances within same taxing jurisdiction | Asset revaluations2 £m
Deferred tax assets
Deferred tax assets, at 1 January		8	0
Credit (charge) to the income statement		0	8
Credit (charge) to other comprehensive income		42	0
Acquisitions			0
Other credit to equity		0	0
Deferred tax assets, at 31 December		50	8
Deferred tax liabilities
Deferred tax liabilities, at 1 January		0	(56)
Credit (charge) to the income statement		0	0
Credit to other comprehensive income		0	56
Acquisitions		0	0
Exchange and other adjustments		0	0
Deferred tax liabilities, at 31 December		0	0
Prior to offsetting of balances within same taxing jurisdiction | Asset revaluations2 £m | As previously reported £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			(56)
Prior to offsetting of balances within same taxing jurisdiction | Asset revaluations2 £m | Impact of IFRS 17 £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			0
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences £m
Deferred tax assets
Deferred tax assets, at 1 January		281	219
Credit (charge) to the income statement		(179)	62
Credit (charge) to other comprehensive income		0	0
Acquisitions			0
Other credit to equity		0	0
Deferred tax assets, at 31 December		102	281
Deferred tax liabilities
Deferred tax liabilities, at 1 January		(474)	(300)
Credit (charge) to the income statement		141	(164)
Credit to other comprehensive income		66	0
Acquisitions		0	0
Exchange and other adjustments			(10)
Deferred tax liabilities, at 31 December		(258)	(474)
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences £m | As previously reported £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			(331)
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences £m | Impact of IFRS 17 £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			31
Prior to offsetting of balances within same taxing jurisdiction | Capitalised software enhancements £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January		(162)	(275)
Credit (charge) to the income statement		70	118
Credit to other comprehensive income		0	0
Acquisitions		0	(5)
Exchange and other adjustments		0	0
Deferred tax liabilities, at 31 December		(92)	(162)
Prior to offsetting of balances within same taxing jurisdiction | Capitalised software enhancements £m | As previously reported £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			(275)
Prior to offsetting of balances within same taxing jurisdiction | Capitalised software enhancements £m | Impact of IFRS 17 £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			0
Prior to offsetting of balances within same taxing jurisdiction | Acquisition fair value £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January		(332)	(352)
Credit (charge) to the income statement		38	21
Credit to other comprehensive income		0	0
Acquisitions		(58)	(1)
Exchange and other adjustments		0	0
Deferred tax liabilities, at 31 December		(352)	(332)
Prior to offsetting of balances within same taxing jurisdiction | Acquisition fair value £m | As previously reported £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			(352)
Prior to offsetting of balances within same taxing jurisdiction | Acquisition fair value £m | Impact of IFRS 17 £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			0
Prior to offsetting of balances within same taxing jurisdiction | Pension assets £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January		(1,019)	(1,331)
Credit (charge) to the income statement		(5)	29
Credit to other comprehensive income		53	283
Acquisitions		0	0
Exchange and other adjustments		0	0
Deferred tax liabilities, at 31 December		£ (971)	(1,019)
Prior to offsetting of balances within same taxing jurisdiction | Pension assets £m | As previously reported £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			(1,331)
Prior to offsetting of balances within same taxing jurisdiction | Pension assets £m | Impact of IFRS 17 £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January			£ 0

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.